Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
Finished products	$ 4,171,772	$ 3,018,302
Work in process	601,280	492,015
Raw materials	1,117,092	847,909
Supplies	678,520	657,763
Inventory total	$ 6,568,664	$ 5,015,989